W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated December 29, 2008
to Prospectus dated April 28, 2008

Effective January 1, 2009, W.P. Stewart & Co., Inc. (the “Adviser”) will cease its voluntary reimbursement of certain expenses and has agreed to pay or reimburse the W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) for all operating expenses of the Fund so that the ratio of net expenses to average net assets does not exceed 1.49% on an annualized basis.

In order to effect the foregoing, effective January 1, 2009, the following section of the Prospectus of the Fund is modified as noted:

Under the heading “FEES AND EXPENSES,” on

page 6, table “FEES AND EXPENSES” delete:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	1.50%
Distribution (12b-1) Fees	None
Other Expenses	0.87%
Total Fund Operating Expenses(3)	2.37%

and replace it with:

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees(2)	1.00%
Distribution (12b-1) Fees	None
Other Expenses(3)	1.22%
Total Fund Operating Expenses(3)	2.22%
Expense Reimbursement(3)	-0.73%
Net Fund Operating Expenses(3)	1.49%

and on page 6, footnote (3), delete the sixth sentence:

As of January 1, 2008 the Adviser no longer reimburses the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this footnote (3).

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and insert the following sentences in its place:

During 2008 the Adviser no longer reimbursed the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this footnote (3).  “Other Expenses” reflect these and other estimated expenses incurred by the Fund in 2008.  Effective as of January 1, 2009 the Adviser shall cease its voluntary reimbursement of certain expenses as described in the first sentence of this footnote (3) and has contractually agreed to pay or reimburse the Fund for all operating expenses of the Fund so that the ratio of net expenses to average net assets does not exceed 1.49% on an annualized basis.  Such agreement is for a one year period but may be renewed by mutual agreement of the Adviser and the Fund for successive terms.

Under the heading “Expense Example” on

page 6, after paragraph one, delete the following:

1 year	3 years	5 years	10 years
$243	$748	$1,279	$2,730

and replace with:

1 year	3 years	5 years	10 years
$153	$474	$819	$1,789

Investment Company Act File No. 811-08128

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W.P. Stewart & Co. Growth Fund, Inc.

Supplement dated December 29, 2008
to Statement of Additional Information dated April 28, 2008

Effective January 1, 2009, W.P. Stewart & Co., Inc. (the “Adviser”) will cease its voluntary reimbursement of certain expenses and has agreed to pay or reimburse the W.P. Stewart & Co. Growth Fund, Inc. (the “Fund”) for all operating expenses of the Fund so that the ratio of net expenses to average net assets does not exceed 1.49% on an annualized basis.

In order to affect the foregoing, effective January 1, 2009, the following section of the Statement of Additional Information of the Fund is modified as noted:

Under the heading “INVESTMENT ADVISORY AND OTHER SERVICES,” on page 15, paragraph two, delete the last sentence:

With effect from January 1, 2008 the Fund pays the Adviser an advisory fee of 1.0% of the average daily net assets of the Fund, and the Adviser no longer reimburses the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this paragraph.

and insert the following sentences in its place:

With effect from January 1, 2008 the Fund pays the Adviser an advisory fee of 1.0% of the average daily net assets of the Fund. For the fiscal year ending December 31, 2008, the Adviser no longer reimbursed the cost of certain services incurred by the Fund, including audit, legal and other miscellaneous expenses, other than those expenses that exceed the percentage limits set forth in the first sentence of this paragraph. As of January 1, 2009 the Adviser shall cease its voluntary reimbursement of certain expenses as described in the first sentence of this paragraph and has contractually agreed to pay or reimburse the Fund for all operating expenses of the Fund so that the ratio of net expenses to average net assets does not exceed 1.49% on an annualized basis. Such agreement is for a one year period but may be renewed by mutual agreement of the Adviser and the Fund for successive terms.

Investment Company Act File No. 811-08128